Revenue - Disaggregation of revenue from contracts with customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Total revenue	€ 298,535	€ 82,218
Time charter services and transportation and installation services
Revenue
Total revenue	178,163	68,282
Other revenue, including fees earned for early termination of contracts by customers
Revenue
Total revenue	€ 120,372	€ 13,936